Fair Value Disclosure	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosure

20. Fair Value Disclosure

The fair market values of the Company’s financial instruments are determined based on the fair value hierarchy as discussed in ASC 820—Fair Value Measurements.

The Company carries derivative assets and liabilities (Level 2) and marketable equity securities (Level 1) held in the rabbi trust as part of the Company’s Deferred Compensation Plan at fair value. The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that require the use of multiple market inputs including interest rates, prices and indices to generate pricing and volatility factors, which are used to value the position. The predominance of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Marketable equity securities are recorded at fair value, which are based on quoted market prices.

Financial assets and liabilities measured at fair value on a recurring basis are summarized below (in millions).

	Fair Value Measurement
	March 28, 2014				December 31, 2013
	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Assets:
Derivative assets	$—	$3.0	$—	$3.0	$—	$7.2	$—	$7.2
Equity securities	22.7	—	—	22.7	22.2	—	—	22.2

Total assets	$22.7	$3.0	$—	$25.7	$22.2	$7.2	$—	$29.4

Liabilities:
Derivative liabilities	$—	$16.4	$—	$16.4	$—	$9.3	$—	$9.3

Total liabilities	$—	$16.4	$—	$16.4	$—	$9.3	$—	$9.3

At March 28, 2014, there were no financial assets or financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Similarly, there were no nonfinancial assets or nonfinancial liabilities measured at fair value on a non-recurring basis.

The fair value of the Company’s long-term debt, as noted in Note 8—Long-Term Debt, was estimated using quoted market prices where available. For long-term debt not actively traded, fair values were based on valuations from third-party banks and market quotations for similar types of borrowing arrangements.

20. Fair Value Disclosure

Effective January 1, 2008, the Company adopted Fair Value Measurements and Disclosures, which provides a framework for measuring fair value. ASC 820—Fair Value Measurement defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

The Company determined the fair market values of its financial instruments based on the fair value hierarchy established in ASC 820—Fair Value Measurement. The standard describes three levels of inputs that may be used to measure fair values which are provided in Note 2—Summary of Significant Accounting Policies. The Company carries marketable equity securities held in a rabbi trust as part of the Company’s deferred compensation plan (as discussed in Note 13—Total Equity) and derivative assets and liabilities at fair value.

Marketable equity securities are recorded at fair value, which are based on quoted market prices. The fair values of derivative assets and liabilities traded in the over-the-counter market are determined using quantitative models that require the use of multiple market inputs including interest rates, prices and indices to generate pricing and volatility factors, which are used to value the position. The predominance of market inputs are actively quoted and can be validated through external sources, including brokers, market transactions and third-party pricing services. Estimation risk is greater for derivative asset and liability positions that are either option-based or have longer maturity dates where observable market inputs are less readily available or are unobservable, in which case interest rate, price or index scenarios are extrapolated in order to determine the fair value. The fair values of derivative assets and liabilities include adjustments for market liquidity, counterparty credit quality, Company’s own credit standing and other specific factors, where appropriate. Financial assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement
	December 31, 2013				December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Assets:
Derivative assets	$—	$7.2	$—	$7.2	$—	$7.1	$—	$7.1
Equity securities	22.2	—	—	22.2	17.7	—	—	17.7

Total Assets	$22.2	$7.2	$—	$29.4	$17.7	$7.1	$—	$24.8

Liabilities:
Derivative liabilities	$—	$9.3	$—	$9.3	$—	$10.1	$—	$10.1

Total liabilities	$—	$9.3	$—	$9.3	$—	$10.1	$—	$10.1

At December 31, 2013, there were no financial assets or financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3). In the year ended, the Company recorded an impairment charge of $14.0 million for its Mexican business. To determine the fair value of these assets, the Company engaged a third-party to perform a current appraisal of the Mexican machinery and equipment and real property assets utilizing standard valuation approaches; the fair value was measured using significant unobservable inputs (Level 3). The non-financial assets measured at fair value which include the Mexico buildings and machinery and equipment, are fair valued at $12.7 million at December 31, 2013.